Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Lease liabilities.
Schedule of change in the lease liabilitities

Balance as at January 1, 2020	$1,463,676
Lease addition	369,808
Lease termination	(47,239)
Accretion of lease liability	81,275
Repayment of principal and interest	(523,854)
Balance as at September 30, 2020	$1,343,666

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$744,541	$84,254	$660,287
Between one and five years	617,447	117,534	499,913
More than five years	196,044	12,578	183,466
	$1,558,032	$214,366	$1,343,666
Current portion of lease liabilities			660,287
Non-current portion of lease liabilities			$683,379